Schedule H, Line 4i - Schedule of Assets (Held at End of Year) II) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Participant Loans	$ 204,921
Total	$ 86,255,024
EIN	59-2273542
Employee Benefit Plan Plan Number	003
Minimum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Collective Investment Trusts [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,857,089
Mutual Fund [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,059,332